Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	$ 713	$ 1,660
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	$ (33)	$ 59